UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright St., Suite 2, Omaha, NE 68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:10/31/12

Item 1.  Reports to Stockholders.

PTA	PTA COMPREHENSIVE ALTERNATIVES FUND

Semi-Annual Report

October 31, 2012

1-888-899-2726

www.PreservationTrust.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO REVIEW
October 31, 2012 (Unaudited)

The Fund's performance figures* for the year ending October 31, 2012, compared to its benchmark:
	Six Months	One Year	Five Year	Inception - October 31, 2012

PTA Comprehensive Alternatives Fund Class I	-0.68%	-1.82%	-5.69%	5.32%	(1)
S&P 500 Total Return Index	2.16%	15.21%	0.36%	7.33%	(2)
PTA Comprehensive Alternatives Fund Class A	-0.80%	-2.08%	n/a	-1.65%	(3)
PTA Comprehensive Alternatives Fund Class A - with load	-6.53%	-7.71%	n/a	-3.34%	(3)
PTA Comprehensive Alternatives Fund Class C	-1.14%	-2.80%	n/a	-2.38%	(3)
S&P 500 Total Return Index	2.16%	15.21%	0.36%	15.73%	(4)

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-888-899-2726.

(1) Inception date is October 1, 2002.  Performance data reflects The PTA Comprehensive Alternatives Fund's predecessor limited investment partnership and is net of management fees and other expenses, but does not include the effect of the performance fee.  The predecessor partnership's performance is only for the periods before the Fund's registration statement was effective, which was May 29, 2009.  During those periods, the predecessor partnership was not registered under the Investment Company Act of 1940 and was not subject to its requirements of the Internal Revenue Code relating to regulated investment companies, which, if it were, might have adversely affected its performance.

(2) Return is as of the Class I inception date of October 1, 2002.
(3) Inception date is May 29, 2009.
(4) Return is as of the Class A and Class C inception date of May 29, 2009.

Top Holdings by Industry			% of Net Assets
ETFs			6.4%
Semiconductors			3.8%
Oil & Gas			3.3%
Commercial Services			2.8%
Diversified Financial Services			1.9%
REITS			1.7%
Telecommunications			1.7%
Healthcare Services			1.5%
Pharmaceuticals			1.3%
Other, Cash & Cash Equivalents			75.6%
			100.0%

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS
October 31, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 10.6%
	APPAREL - 0.5%
481	Carter's, Inc.	$ 26,003
174	Oxford Industries, Inc.	9,963
910	Sketchers U.S.A., Inc. - Cl. A	15,106
		51,072
	AUTO MANUFACTURERS - 0.1%
1,147	Wabash National Corp. *	7,238

	BUILDING MATERIALS - 0.1%
497	Apogee Enterprises, Inc.	10,124

	COMMERICAL SERVICES - 1.2%
1,030	Grand Canyon Education, Inc.	22,413
568	K12, Inc. *	11,627
2,001	Quanta Services, Inc. *	51,886
623	United Rentals, Inc. *	25,331
		111,257
	COMPUTERS - 0.2%
339	3D Systems Corp.	14,747

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
914	Ellie Mae, Inc.	22,850

	ELECTRONICS - 0.3%
389	OSI Systems, Inc. *	30,828

	ENGINEERING & CONSTRUCTION - 0.3%
541	Chicago Bridge & Iron Co. NV	20,314
172	MYR Group, Inc. *	3,640
		23,954
	ENVIRONMENTAL CONTROL - 0.6%
2,217	Tetra Tech, Inc. *	57,509

	HEALTHCARE-PRODUCTS - 0.3%
1,362	Conceptus, Inc.	25,660

	HEALTHCARE-SERVICES - 0.4%
353	Air Methods Corp.	38,699

	HOME BUILDERS - 0.1%
116	Lennar Corp.	4,346

	HOUSEHOLD PRODUCTS/WARES - 0.2%
380	Spectrum Brands	17,286

	INSURANCE - 0.2%
610	MetLife, Inc.	21,643

	INTERNET - 0.3%
1,537	Blucora, Inc.	26,974

	OIL & GAS - 0.6%
286	Continental Resources, Inc.	20,552
702	Energy XXI Bermuda Ltd.	23,236
591	Northern Oil and Gas, Inc.	8,960
		52,748

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2012 (Unaudited)
Shares		Value

	OIL & GAS SERVICES - 0.2%
305	Geospace Technologies Corp.	$ 19,743

	PHARMACEUTICALS - 0.5%
2,193	VCA Antech, Inc.	42,939

	REITS - 0.5%
862	Chesapeake Lodging Trust	16,249
2,481	Host Hotels & Resorts, Inc.	35,875
		52,124
	RETAIL - 0.3%
1,347	Stage Stores, Inc.	33,001

	SEMICONDUCTORS - 2.1%
386	Cabot Microelectronics Corp.	11,503
3,247	NVIDIA Corp. *	38,867
2,942	Silicon Motion Technology Corp. *	40,276
2,796	Skyworks Solutions, Inc. *	65,426
1,474	Ultratech, Inc. *	46,505
		202,577
	SOFTWARE - 0.6%
384	CommVault Systems, Inc.	23,988
850	Microsoft Corp.	24,255
285	RADWARE Ltd.	9,348
		57,591
	TELECOMMUNICATIONS - 0.2%
5,377	RF Micro Devices, Inc. *	23,713

	TRANSPORTATION - 0.6%
999	Atlas Air Worldwide Holdings, Inc. *	54,935

	TOTAL COMMON STOCK (Cost - $1,007,743)	1,003,558

	MUTUAL FUNDS - 7.5%
	ALTERNATIVE INVESTMENTS - 1.2%
8,994	Arbitrage Fund	114,399

	DEBT FUNDS - 6.3%
27,204	DoubleLine Total Return Bond Fund	309,310
2,577	FX Strategy Fund *	25,077
21,065	PIMCO Emerging Markets Bond Fund	259,731
		594,118

	TOTAL MUTUAL FUNDS (Cost - $702,381)	708,517

	EXCHANGE TRADED FUNDS - 6.3%
	DEBT FUNDS - 6.3%
1,800	iShares Barclays 7-10 Year Treasury Bond Fund	194,202
3,720	Pimco Total Return ETF	407,117
	TOTAL EXCHANGE TRADED FUNDS (Cost - $596,845)	601,319

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2012 (Unaudited)
Principal		Value

	BONDS & NOTES - 17.4%
	AIRLINES - 0.4%
$ 35,000	Hawaiian Holdings, Inc., 5.000%, 3/15/16	$ 40,421

	BIOTECHNOLOGY - 0.7%
43,000	Cubist Pharmaceuticals, Inc., 2.500%, 11/1/17	61,585

	BUILDING MATERIALS - 0.4%
33,000	Cemex SAB de CV, 4.875%, 3/15/15	34,237

	COAL - 0.2%
21,000	Peabody Energy Corp., 4.750%, 3/15/15	19,031

	COMMERICAL SERVICES - 1.6%
110,000	Hertz Global Holdings, Inc. 5.250%, 6/01/14	151,644

	COMPUTERS - 0.3%
18,000	Cadence Design Systems, Inc., 2.625%, 6/1/15	31,290

	DISTRUBITON / WHOLESALE - 0.7%
28,000	WESCO International, Inc., 6.000%, 9/15/29	66,738

	DIVERSIFIED FINANCIAL SERVICES - 1.2%
102,000	DFC Global Corp., 3.00%, 4/01/28	115,032

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
57,000	General Cable Corp., 0.875%, 11/15/13	59,126

	ENVIRONMENTAL CONTROL - 0.3%
25,000	Covanta Holding Corp., 3.250%, 6/1/14	30,281

	GAS - 0.6%
1,436	CenterPoint Energy, Inc. 0.442%, 9/15/29	57,788

	HEALTHCARE - PRODUCTS - 0.2%
25,000	Alere, Inc., 3.000%, 5/15/16	21,978

	HEALTHCARE - SERVICES - 0.5%
38,000	LifePoint Hospitals, Inc., 3.500%, 5/15/14	44,192

	HOME BUILDERS - 0.8%
55,000	DR Horton, Inc., 2.500%, 5/15/14	78,486

	INTERNET - 0.9%
75,000	VeriSign, Inc., 3.250%, 8/15/37	81,103

	LODGING - 0.3%
27,000	MGM Resorts International, 4.250%, 4/15/15	27,675

	MACHINERY DIVERSIFIED - 0.2%
15,000	Chart Industries, Inc. 2.00%, 8/01/18	19,106

	MEDIA - 0.6%
65,000	Liberty Interactive LLC, 3.250%, 3/15/31	59,231

	MINING - 1.0%
2,000	Horsehead Holding Corp., 3.80%, 7/01/17	97,972

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2012 (Unaudited)
Principal		Value

	OIL & GAS - 1.0%
$ 65,000	Chesapeake Energy Corp., 2.500%, 5/15/37	$ 96,766

	OIL & GAS SERVICES - 0.2%
16,000	Newpark Resources, Inc. 4.00%, 10/01/17	15,900

	PHARMACEUTICALS - 0.4%
30,000	Endo Health Solutions, Inc. 1.750%, 7/15/16	34,275

	RETAIL - 0.4%
30,000	Regis, Corp., 5.000%, 7/15/14	36,150

	SEMICONDUCTORS - 1.7%
158,000	GT Advanced Technologies, Inc. 3.000%, 10/01/17	163,864

	SOFTWARE - 0.3%
30,000	Electronic Arts, Inc., 0.750%, 7/15/16	27,292

	TELECOMMUNICATIONS - 1.4%
64,000	SBA Communications Corp., 4.000%, 10/1/14	130,495

	TRANSPORTATION - 0.4%
50,000	DryShips, Inc., 5.000%, 12/1/14	40,844

	TRUCKING & LEASING - 0.1%
10,000	Greenbrier Cos, Inc., 3.500%, 4/1/18	9,212

	TOTAL BONDS & NOTES (Cost - $1,595,269)	1,651,714

Shares
	PREFERRED STOCK - 11.5%
	ADVERTISING - 0.5%
49	Interpublic Group of Cos. Inc., 5.250%, 12/31/49	50,501

	AEROPOSPACE - DEFENSE - 0.3%
499	United Technologies Corp., 7.500%, 8/1/15	27,136

	AGRICULTURE - 1.1%
475	Bunge Ltd., 4.875%, 12/31/49	47,505
51	Universal Corp. 0.000%, 12/31/49	58,388
		105,893
	AIRLINES - 0.6%
1,729	Continental Airlines Finance Trust II, 6.000%, 11/15/30	56,679

	BANKS - 2.3%
3,303	Bank of America Corp., 7.250%, 12/31/49	214,883

	COMPUTERS - 0.5%
899	Unisys Corp., 6.250%, 3/1/14	47,998

	DIVERSIFIED FINANCIAL SERVICES - 0.6%
1,150	AMG Capital Trust II, 5.150%, 10/15/37	54,194

	HEALTHCARE - PRODUCTS - 0.5%
218	Alere, Inc., 3.000%, 5/15/16	43,273

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2012 (Unaudited)
Shares		Value

	HEALTHCARE - SERVICES - 0.6%
57	HealthSouth Corp., 6.500%,12/31/49	$ 58,895

	HOME BUILDERS - 0.1%
398	Beazer Homes USA, Inc., 7.500%, 7/15/15	11,160

	INSURANCE - 0.9%
1,565	Aspen Insurance Holdings Ltd., 5.625%, 12/31/49	83,082

	MINING - 0.3%
1,135	AngloGold Ashanti Holdings Finance PLC, 6.000%, 9/15/13	28,287

	OIL & GAS - 1.7%
2,400	Energy XXI Bermuda Ltd., 5.625%,12/31/49	163,885

	PHARMACEUTICALS - 0.4%
899	Omnicare Capital Trust II, 4.000%, 6/15/33	42,145

	REITS - 1.1%
2,970	Alexandria Real Estate Equities, Inc., 7.000%, 12/31/49	108,341

	TOTAL PREFERRED STOCK (Cost $1,075,079)	1,096,352

	SHORT-TERM INVESTMENTS - 37.9%
198,253	AIM - Invesco Tax Free Money Market, 0.00% **	198,253
1,035,474	AIM - STIT Treasury Portfolio, 0.00% **	1,035,474
2,371,347	Dreyfus Cash Management Plus, Inc., 0.06% **	2,371,347
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,605,073)	3,605,074

	TOTAL INVESTMENTS - 91.2% (Cost - $8,582,390)(a)	$ 8,666,534
	SECURITITIES SOLD SHORT - (22.6)%	(2,143,864)
	OTHER ASSETS LESS LIABILITIES - 31.4%	2,982,546
	NET ASSETS - 100.0%	$ 9,505,216

	SECURITIES SOLD SHORT - (22.6)%
158	Affiliated Managers Group	20,758
1,039	Alere, Inc.	20,499
302	Alexandria Real Estate Equities	21,040
238	Analogic Corp.	17,531
355	Anglogold Limited	11,921
784	Aspen Insurance Holdings Ltd.	25,010
24	Bank of America Corp.	234
454	Beazer Homes USA, Inc.	7,675
832	Belden CDT, Inc.	29,786
287	Bunge Limited	20,543
2,076	Cadence Design System, Inc.	27,196
271	CBS Corp.	9,065
1,930	Cemex SA de C V	18,046
168	Chart Industries, Inc.	11,001
389	Chesapeake Energy Corp.	7,807
231	Cinemark Holdings, Inc.	5,703
754	Citigroup, Inc.	28,614
900	Covanta Holding Corp.	16,434
897	Cubist Pharmaceuticals, Inc.	38,768
1,884	D R Horton, Inc.	41,147
1,477	DealerTrack Holdings, Inc.	40,366

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2012 (Unaudited)
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (22.6)%
846	DFC Global Corp.	$ 14,179
977	Dolby Laboratories	48,869
3,684	Dryships, Inc.	8,363
1,017	DuPoint Fabros Technology, Inc.	20,966
271	Electronic Arts, Inc.	3,523
702	Emerson Electric Co.	33,998
740	Endo Pharmaceuticals Holdings	21,467
984	Energy XXI Ltd.	33,761
1,844	Exelixis, Inc.	8,870
624	FARO Technologies, Inc.	25,085
157	Garmin Ltd.	5,964
1,177	General Cable Corp.	34,933
1,450	Goodrich Petroleum Corp.	18,140
158	Greenbrier Companies, Inc.	2,289
1,297	GT Advanced Technologies, Inc.	5,811
54	Harris Corp.	2,574
1,649	Hawaiian Holdings, Inc	9,911
542	Health Care REIT, Inc.	32,179
1,123	Healthsouth Corp.	25,548
4,392	Hertz Global Holdings, Inc.	59,951
936	Horsehead Holding Corp.	9,023
214	Hunt (JB) Transport Svcs., Inc.	12,562
236	International Rectifier Corp.	3,656
1,974	Interpublic Group Cos., Inc.	20,253
209	IPG Photonics Corp	11,094
60	Jefferies Group, Inc.	900
2,304	JetBlue Airways Corp.	12,326
288	Kaiser Aluminum Corp.	17,525
1,245	Keycorp	10,583
251	Knight Capital Group	665
677	Lam Research Corp.	24,995
145	Lifepoint Hospitals, Inc.	5,427
259	Littlefuse, Inc.	13,882
70	Live Nation Entertainment, Inc.	658
408	Market Vectors	12,685
1,452	Masco Corp.	21,911
154	McDonalds Corp.	13,367
1,315	Metlife, Inc.	46,656
509	MGM Mirage	5,329
1,700	Microchip Technology, Inc.	55,250
3,169	Micron Technology, Inc.	18,349
1,321	National Financial Partners	24,267
1,002	Newpark Resources	6,954
787	Newport Corp.	8,515
83	Northrop Grumman Corp.	5,701
100	Nuvasive, Inc.	1,432
626	Omnicare, Inc.	22,693
216	Peabody Energy Corp.	6,324
1,098	Penn Virginia Corp.	5,216
707	PetroQuest Energy, Inc.	4,256
1,393	PHH Corp.	28,988
1,465	Polyone Corp.	27,732
1,322	Quanex Building Products Corp.	26,136
54	Raytheon Co.	3,087
1,422	Regis Corp.	23,790
930	Rofin-Sinar Technologies, Inc.	16,935
129	Ryland Group, Inc.	4,559

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2012 (Unaudited)
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (22.6)%
6,490	Sandridge Energy, Inc.	$ 40,692
937	SBA Communications Corp.- Cl. A	62,423
95	Sherwin Williams Co.	13,545
700	Simpson Manufacturing Co.	21,322
253	SPDR S&P Retail ETF	15,764
1,411	Standard Pacific Corp.	9,821
429	Sterlite Industries India Ltd.	3,252
635	Stillwater Mining Co.	7,017
937	Sunrise Senior Living, Inc.	13,530
14,006	Synovus Financial Corp.	34,875
2,528	Thompson Creek Metals Co.	7,306
94	Time Warner Cable - Cl. A	9,282
379	Time Warner, Inc.	16,600
65	Titan International, Inc.	1,375
1,451	Trex, Inc.	50,698
2,126	Unisys Corp.	36,078
822	United Continental Holdings	16,013
200	United Technologies Corp.	15,812
898	Universal Corp.	45,600
1,052	UTI Worldwide, Inc.	14,612
1,164	Verisign, Inc.	47,899
271	Viacom, Inc.	14,035
1,505	Virgin Media, Inc.	48,897
235	Walter Investment Management	10,953
510	Watsco, Inc.	34,859
134	Web MD Health Corp	2,089
790	Weight Watchers International	39,698
949	Wesco International, Inc.	62,017
2,177	Western Refining, Inc.	53,815
667	Wintrust Financial Corp.	24,779
	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,072,959)	$ 2,143,864

* Non-Income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2012

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including securities sold short) is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 258,129
	Unrealized depreciation:	(244,890)
	Net unrealized appreciation:	$ 13,239

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2012 (Unaudited)

ASSETS
Investment securities:
At cost	$ 8,582,390
At value	$ 8,666,534
Cash held as collateral	2,865,675
Receivable due from Advisor	12,383
Receivable for Fund shares sold	38,008
Receivable for securities sold	153,965
Dividends and interest receivable	17,797
Prepaid expenses & other assets	36,770
TOTAL ASSETS	11,791,132

LIABILITIES
Securities sold short at value (Proceeds, $2,072,959)	2,143,864
Payable for securities purchased	131,476
Fees payable to other affiliates	1,499
Accrued expenses and other liabilities	9,077
TOTAL LIABILITIES	2,285,916
NET ASSETS	$ 9,505,216

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 10,665,402
Undistributed net investment loss	(75,664)
Accumulated net realized loss from investments and securities sold short	(1,097,761)
Net unrealized appreciation (depreciation) on:
Investments	84,144
Securities sold short	(70,905)
NET ASSETS	$ 9,505,216

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 805,487
Shares of beneficial interest outstanding	50,253
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$ 16.03
Maximum offering price per share (maximum sales charge of 5.75%)	$ 17.01

Class C Shares:
Net Assets	$ 105,166
Shares of beneficial interest outstanding	6,734
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share (a)	$ 15.62

Class I Shares:
Net Assets	$ 8,594,563
Shares of beneficial interest outstanding	531,404
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share (a)	$ 16.17

(a) The fund will impose a 1.50% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.
(b)

For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$ 44,435
Interest	12,894
TOTAL INVESTMENT INCOME	57,329

EXPENSES
Investment advisory fees	48,841
Distribution (12b-1) fees - Class A	937
Distribution (12b-1) fees - Class C	357
Registration fees	22,685
Administration fees	20,663
Fund accounting fees	17,693
Legal fees	12,817
Transfer agent fees	12,703
Dividends on securities sold short	11,750
Interest expense	10,730
Audit fees	7,814
Chief compliance officer fees	7,058
Printing expenses	4,571
Trustees' fees	3,781
Custody fees	3,025
Other expenses	4,785
TOTAL EXPENSES	190,210

Fees waived/reimbursed by the Advisor	(88,942)

NET EXPENSES	101,268
NET INVESTMENT LOSS	(43,939)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(77,679)
Securities sold short	12,228
(65,451)
Net change in unrealized appreciation (depreciation) on:
Investments	54,230
Securities sold short	(11,195)
43,035

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(22,416)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (66,355)

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012
FROM OPERATIONS
Net investment loss	$ (43,939)	$ (181,554)
Net realized loss from investments and securities sold short	(65,451)	(499,188)
Net change in unrealized appreciation (depreciation) on
investments and securities sold short	43,035	(584,382)
Net decrease in net assets resulting from operations	(66,355)	(1,265,124)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	269,733	575,559
Class C	72,000	18,720
Class I	4,884,894	3,271,400
Payments for shares redeemed:
Class A	(57,272)	(6,617,543)
Class C	(21,125)	(128,238)
Class I	(288,617)	(5,325,175)
Net increase / (decrease) in net assets from shares of beneficial interest	4,859,613	(8,205,277)

TOTAL INCREASE / (DECREASE) IN NET ASSETS	4,793,258	(9,470,401)

NET ASSETS
Beginning of Period	4,711,958	14,182,359
End of Period	$ 9,505,216	$ 4,711,958
*Includes accumulated net investment loss of:	$ (75,664)	$ (31,725)

SHARE ACTIVITY
Class A:
Shares Sold	16,734	34,709
Shares Redeemed	(71,149)	(409,138)
Net decrease in shares of beneficial interest outstanding	(54,415)	(374,429)

Class C:
Shares Sold	4,581	1,180
Shares Redeemed	(1,345)	(7,974)
Net increase / (decrease) in shares of beneficial interest outstanding	3,236	(6,794)

Class I:
Shares Sold	301,510	199,438
Shares Redeemed	48,228	(330,330)
Net increase / (decrease) in shares of beneficial interest outstanding	349,738	(130,892)

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class A
		For the
		Six Months Ended		For the	For the		For the
		October 31, 2012		Year Ended	Year Ended		Period Ended
		(Unaudited)		April 30, 2012	April 30, 2011		April 30, 2010 (1)
Net asset value, beginning of period		$ 16.16		$ 17.65	$ 18.41		$ 17.71

Activity from investment operations:
	Net investment loss (2)	(0.11)		(0.47)	(0.31)		(0.31)
	Net realized and unrealized gain
	(loss) on investments	(0.02)		(1.02)	0.00	**	1.32
Total from investment operations		(0.13)		(1.49)	(0.31)		1.01

Less distributions from:
	Net investment income	-		-	-		-
	Net realized gains	-		-	(0.45)		(0.31)
Total distributions		-		-	(0.45)		(0.31)

Net asset value, end of period		$ 16.03		$ 16.16	$ 17.65		$ 18.41

Total return (3)		(0.80)%		(8.44)%	(1.62)%		5.71%	(4)

Net assets, at end of period (000's)		$ 805		$ 624	$ 7,291		$ 6,479

Ratio of gross expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (5,6,7)	5.27%	(8)	6.25%	4.14%		4.21%	(8)
Ratio of net expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (7,9)	2.81%	(8)	3.40%	3.06%		2.39%	(8)
Ratio of net investment loss
	to average net assets (7)	(0.61)%	(8)	(2.81)%	(1.85)%		(1.84)%	(8)

Portfolio Turnover Rate		158%	(4)	552%	469%		287%	(4)

(1)	The PTA Comprehensive Alternatives Fund's Class A shares commenced operations on May 29, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)

Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been as follows: 4.69% for the six months ended October 31, 2012, 5.08% for the year ended April 30, 2012, 3.12% for the year ended April 30, 2011 and 3.57% for the period ended April 30, 2010.

(7)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.
(9)

Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been as follows: 2.23% for the six months ended October 31, 2012, 2.23% for the year ended April 30, 2012, 2.05% for the year ended April 30, 2011 and 1.75% for the period ended April 30, 2010.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class C
		For the
		Six Months Ended		For the	For the		For the
		October 31, 2012		Year Ended	Year Ended		Period Ended
		(Unaudited)		April 30, 2012	April 30, 2011		April 30, 2010 (1)
Net asset value, beginning of period		$ 15.80		$ 17.39	$ 18.28		$ 17.71

Activity from investment operations:
	Net investment loss (2)	(0.17)		(0.59)	(0.44)		(0.44)
	Net realized and unrealized gain
	(loss) on investments	(0.01)		(1.00)	0.00	**	1.32
Total from investment operations		(0.18)		(1.59)	(0.44)		0.88

Less distributions from:
	Net investment income	-		-	-		-
	Net realized gains	-		-	(0.45)		(0.31)
Total distributions		-		-	(0.45)		(0.31)

Net asset value, end of period		$ 15.62		$ 15.80	$ 17.39		$ 18.28

Total return (3)		(1.14)%		(9.14)%	(2.35)%		4.97%	(4)

Net assets, at end of period (000's)		$ 105		$ 55	$ 179		$ 144

Ratio of gross expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (5,6,7)	6.01%	(8)	7.81%	4.80%		5.23%	(8)
Ratio of net expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (7,9)	3.56%	(8)	4.15%	3.72%		3.19%	(8)
Ratio of net investment loss
	to average net assets (7)	(1.08)%	(8)	(3.64)%	(2.51)%		(2.60)%	(8)

Portfolio Turnover Rate		158%	(4)	552%	469%		287%	(4)

(1)	The PTA Comprehensive Alternatives Fund's Class C shares commenced operations on May 29, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)

Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been as follows: 5.43% for the six months ended October 31, 2012, 6.64% for the year ended April 30, 2012, 3.92% for the year ended April 30, 2011 and 4.54% for the period ended April 30, 2010.

(7)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.
(9)

Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been as follows: 2.98% for the six months ended October 31, 2012, 2.98% for the year ended April 30, 2012, 2.80% for the year ended April 30, 2011 and 2.50% for the period ended April 30, 2010.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		For the
		Six Months Ended		For the	For the		For the
		October 31, 2012		Year Ended	Year Ended		Period Ended
		(Unaudited)		April 30, 2012	April 30, 2011		April 30, 2010 (1)
Net asset value, beginning of period		$ 16.28		$ 17.73	$ 18.45		$ 17.71

Activity from investment operations:
	Net investment loss (2)	(0.09)		(0.41)	(0.27)		(0.27)
	Net realized and unrealized gain
	(loss) on investments	(0.02)		(1.04)	0.00	**	1.32
Total from investment operations		(0.11)		(1.45)	(0.27)		1.05

Less distributions from:
	Net investment income	-		-	-		-
	Net realized gains	-		-	(0.45)		(0.31)
Total distributions		-		-	(0.45)		(0.31)

Net asset value, end of period		$ 16.17		$ 16.28	$ 17.73		$ 18.45

Total return (3)		(0.68)%		(8.18)%	(1.40)%		5.94%	(4)

Net assets, at end of period (000's)		$ 8,595		$ 4,032	$ 6,713		$ 8,528

Ratio of gross expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (5,6,7)	4.82%	(8)	6.39%	3.59%		4.22%	(8)
Ratio of net expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (7,9)	2.56%	(8)	3.15%	2.54%		2.08%	(8)
Ratio of net investment loss
	to average net assets (7)	(0.55)%	(8)	(2.46)%	(1.56)%		(1.58)%	(8)

Portfolio Turnover Rate		158%	(4)	552%	469%		287%	(4)

(1)	The PTA Comprehensive Alternatives Fund's Class I shares commenced operations on May 29, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)

Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been as follows: 4.24 for the six months ended October 31, 2012, 5.22% for the year ended April 30, 2012, 2.84% for the year ended April 30, 2011 and 3.64% for the period ended April 30, 2010.

(7)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.
(9)

Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been as follows: 1.98% for the six months ended October 31, 2012, 1.98% for the year ended April 30, 2012, 1.80% for the year ended April 30, 2011 and 1.50% for the period ended April 30, 2010.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

October 31, 2012

1. ORGANIZATION

The PTA Comprehensive Alternatives Fund (the “Fund”), formerly known as the Long-Short Fund and the Bull Path Long-Short Fund, is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund seeks to provide long-term capital appreciation.

The Fund currently offers three classes of shares; Class A, Class C and Class I shares.  Class C and Class I shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

On May 29, 2009, the Fund received in-kind capital contributions of securities and cash valued at $1,061,389 in exchange for 59,932 shares.  For federal income tax purposes, the transaction was non-taxable to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser,

PTA COMPREHENSIVE ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

October 31, 2012

the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,003,558	$ -	$ -	$ 1,003,558
Mutual Funds	708,517	-	-	708,517
Exchange Traded Funds	601,319	-	-	601,319
Bonds & Notes	-	1,651,718	-	1,651,718
Preferred Stocks	-	1,096,352	-	1,096,352
Short-Term Investments	3,605,074	-	-	3,605,074
Total	$ 5,918,468	$ 2,748,070	$ -	$ 8,666,538
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 2,143,864	$ -	$ -	$ 2,143,864
Total	$ 2,143,864	$ -	$ -	$ 2,143,864

*Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period.  It is the Fund’s policy to consider transfers into or out of Level 1 or Level 2 as of the end of the reporting period.  There were no transfers into or out of Level 1 and 2 during the current period presented.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

PTA COMPREHENSIVE ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

October 31, 2012

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2010-2011 or expected to be taken in the Fund’s 2012 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

PTA COMPREHENSIVE ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

October 31, 2012

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended October 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $6,721,059 and $3,506,989, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. PTA Comprehensive Alternatives serves as the Funds’ Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets. The Advisor manages a portion of the Fund’s portfolio directly and allocates the remaining balance of the Fund’s assets to the Fund’s sub-advisors. The Fund’s sub-advisors are SSI Investment Management and Coe Capital Management, LLC.  The Advisor pays each of the sub-advisors a portion of its advisory fee.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 2.23%, 2.98% and 1.98% per annum of the Fund’s average daily net assets for the Class A, Class C and Class I shares, respectively. During the six months ended October 31, 2012 the Advisor waived fees totaling $48,841 and reimbursed fees totaling $40,101.

PTA COMPREHENSIVE ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

October 31, 2012

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Class A, Class C and Class I shares are subsequently less than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed their respective expense limitation.  If Fund Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed their respective expense limitation per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of October 31, 2012 there was $265,528 of fee waiver reimbursements subject to recapture.  $176,586 is subject to recapture by April 30, 2015 and $88,942 is subject to recapture by April 30, 2016.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. During the six months ended October 31, 2012, pursuant to the Plan, the Class A Shares paid $937 and the Class C Shares paid $357.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

Trustees - Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, custody administration and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

PTA COMPREHENSIVE ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

October 31, 2012

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)9 of the Investment Company Act of 1940.  As of October 31, 2012, American Enterprise Investment Services held 51.37% and 92.28% of the Fund’s Class A and Class C shares respectively and LPL Financial held 87.40% of the Fund’s Class I shares.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2012	April 30, 2011
Ordinary Income	$ -	$ 277,679
Long-Term Capital Gain	-	-

As of April 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital	Unrealized	Total
Ordinary	Long-Term	and Late	Loss Carry	Appreciation/	Accumulated
Income	Gains	Losses	Forwards	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (31,725)	$ (1,056,128)	$ (31,453)	$ (1,119,306)

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $31,725.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Fund.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Portfolio’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

At April 30, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-term	Long-term	Total	Expiration
$ 497,895	$ -	$ 497,895	4/30/2019
530,026	28,207	558,233	Non-expiring
$ 1,027,921	$ 28,207	$ 1,056,128

PTA COMPREHENSIVE ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

October 31, 2012

Permanent book and tax differences primarily attributable to net operating losses and distributions in excess, resulted in reclassification for the period ended April 30, 2012 as follows: a decrease in paid in capital of $148,245 and a decrease in accumulated net investment loss of $149,829 and an increase in accumulated net realized loss from security transactions of $1,584.

7.   NEW ACCOUNTING PRONOUNCEMENT

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8.    SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Approval of Advisory Agreement – PTA Comprehensive Alternatives Fund *

In connection with the June 22, 2011 meeting of the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement, discussed the approval of an investment advisory agreement between Preservation Trust Advisors, LLC (“PTA” or the “Adviser”) and the Trust, on behalf of the PTA Comprehensive Alternatives Fund (the “Fund”).

Nature, Extent and Quality of Services.  A presentation was given by representatives of PTA regarding the investment experience of Christopher Wolf, the proposed portfolio manager for the Fund, as well as the investment experience of the officers and support staff of PTA.  The representatives also discussed expanding the alternative investment strategies of the Fund beyond a long-short strategy as well as PTA's qualification to manage such strategies.  The Trustees discussed the extent of PTA's research capabilities and the experience of its asset management personnel.  The Trustees noted that PTA has adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of a Fund's investment policies and limitations, as well as federal securities laws.  The Trustees concluded that PTA has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because PTA had not yet commenced managing the Fund, the Trustees could not consider the Fund's investment performance.  However, the Board, including the Independent Trustees, considered the past performance of Cogo Wolf Asset Management, LLC ("Cogo"), which shares key personnel with PTA, including Mr. Wolf.  The Trustees reviewed the performance of a private fund, with an investment strategy substantially similar to that of the Fund, for which Cogo serves as investment adviser.  The Trustees concluded that the prior performance information was helpful, but not directly comparable to the Fund.  Based upon the totality of investment experience of PTA and its key employees, the Board concluded that PTA has the potential to deliver favorable performance.

Fees and Expenses.  The Board noted that PTA would charge a 1.25% annual advisory fee based on the average net assets of the Fund, the same as the fee previously paid to Bull Path.  The Trustees concluded that the Fund's advisory fee and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by funds in a long-short strategy peer group.

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any economies of scale.  It was noted that because of the Fund's size, economies of scale were unlikely to be realized in the near future and were not a relevant consideration. After discussion, the Trustees stated that the officers will monitor the Fund's asset level, and, if economies of scale become a relevant consideration, they would re-evaluate the Fund's advisory fee when the New Management Agreement is considered for renewal.

Profitability.  The Board considered the anticipated profits to be realized by PTA in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits realized by PTA from other activities related to the Fund. The Trustees noted that PTA has agreed to waive part or all of its management fees and reimburse the Fund for expenses to limit the amount of the Fund's normal operating expenses (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) such that they will not exceed 1.98% for Class I shares, 2.98% for Class C shares and 2.23% for Class A shares.  The Board noted that because of that agreement and the Fund's size, any profits earned by PTA were expected to be reasonable.

Conclusion.  Having requested and received such information from PTA as the Board believed to be reasonably necessary to evaluate the terms of the New Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, determined that the proposed New Management Agreement is in the best interests of the Fund and its shareholders.  Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the New Management Agreement and voted to recommend it to shareholders for approval.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Approval of the Sub-Advisory Agreements – PTA Comprehensive Alternatives Fund *

In connection with a regular meeting held on December 14, 2011, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”),  including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the sub-advisory agreement (the “Independent Trustees”), discussed the approval of  the sub-advisory agreements (the “Sub-Advisory Agreements”) between Coe Capital Management (“Coe”) and SSI Investment Management (each a “Sub-Adviser” and collectively the “Sub-Advisers”) and the Trust, on behalf of PTA Comprehensive Alternatives Fund  (the “Fund”).  In considering the Sub-Advisory Agreements, the Board received materials specifically relating to the Sub-Advisory Agreements from the Sub-Advisers.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of each Sub-Adviser’s operations, the quality of it compliance infrastructure and the experience of each Sub-Adviser firm’s fund management personnel.  The Board then reviewed financial information about each firm provided by each Sub-Adviser. The Trustees concluded that each Sub-Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because each Sub-Adviser was not yet advising the Fund, the Trustees concluded that the Funds investment performance was not a significant factor to their deliberations.   However, the Board, including the Independent Trustees, considered each Sub-Adviser’s past performance with its separately managed accounts. The Board concluded that each Sub-Adviser has the potential to deliver favorable performance.

Fees and Expenses.  The Board noted that Coe proposed to charge an annual sub-advisory fee of 1.00% based on the average net assets of the portion of the applicable PTA Fund managed by the Sub-Adviser, and that SSI proposed to charge an annual sub-advisory fee of 1.00% based on the average net assets of the portion of the PTA managed by the firm.  The Board also compared the sub-advisory fees to the fees charged by each Sub-Adviser for its separate. The Trustees concluded that the sub-advisory fees under each Sub-Advisory Agreement, as applicable, were reasonable.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Sub-Advisory Agreements, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by each Sub-Adviser in connection with the operation of the Fund, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Sub-Advisers from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expected asset levels, they were satisfied that each Sub-Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion. Having requested and received such information from the sub-advisers as the Board believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreements, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that approval of the Sub-Advisory Agreements is in the best interests of NLFT and the shareholders of the Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PTA COMPREHENSIVE ALTERNATIVES FUND

EXPENSE EXAMPLES

October 31, 2012 (Unaudited)

As a shareholder of PTA Comprehensive Alternatives Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in The Long-Short Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 through October 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on PTA Comprehensive Alternatives Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Fund’s Annualized Expense Ratio		Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expenses Paid During Period*	Ending Account Value 10/31/12	Expenses Paid During Period*
PTA Comprehensive Alternatives Fund
Class I	2.56%	$1,000.00	$993.20	$17.84	$1,007.24	$17.96
Class A	2.81%	$1,000.00	$992.00	$14.11	$1,011.04	$14.24
Class C	3.56%	$1,000.00	$988.60	$17.80	$1,007.24	$17.96

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-899-2726 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-899-2726.

INVESTMENT ADVISOR

Preservation Trust Advisors

One Embarcadero Center, Suite 1140

San Francisco, CA 94111

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL

Thompson Hine, LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/10/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/10/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/10/13